Leases (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Leases Details 3
Total lease liabilities	$ 300
Cash payment for amount included in the measurement of lease liabilities within operating cash flows	$ 308	$ 0	$ 0
Weighted average remaining lease term (years)	3 years 14 months 30 days
Weighted average discount rate	4.05%